UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 24F-2	OMB Number: 3235-0456 Expires: May 31, 2024 Estimated average burden hours per response 4

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Guggenheim Funds Trust 702 King Farm Boulevard, Suite 200 Rockville, MD 20850
2.

Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [   ]

This form is being filed for Guggenheim StylePlus–Large Core Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Alpha Opportunity Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim World Equity Income Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim SMid Cap Value Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Small Cap Value Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Limited Duration Fund A-Class, C-Class, P-Class, R6-Class and Institutional Class; Guggenheim Floating Rate Strategies Fund A-Class, C-Class, P-Class, R6-Class and Institutional Class; Guggenheim Diversified Income Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim High Yield Fund A-Class, C-Class, P-Class, R6-Class and Institutional Class; Guggenheim Core Bond Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Macro Opportunities Fund A-Class, C-Class, P-Class, R6-Class and Institutional Class; Guggenheim Municipal Income Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Total Return Bond Fund A-Class, C-Class, P-Class, R6-Class and Institutional Class; Guggenheim Large Cap Value Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Market Neutral Real Estate Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim StylePlus–Mid Growth Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Risk Managed Real Estate Fund A-Class, C-Class, P-Class and Institutional Class; Guggenheim Capital Stewardship Fund Institutional Class; Guggenheim Ultra Short Duration Fund A-Class and Institutional Class.

3.	Investment Company Act File Number: 811-01136 Securities Act File Number: 002-19458
4(a).	Last day of fiscal year for which this Form is filed: September 30, 2021
4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$26,464,259,777
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$13,753,502,375
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$13,753,502,375
	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$12,710,757,402

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $	(0)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x	0.0000927
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	=$	1,178,288

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):		+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:		=$	1,178,288

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of Delivery: [X] Wire Transfer [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jon Szafran
Jon Szafran, Assistant Treasurer
Date	December 7, 2021

*Please print the name and title of the signing officer below the signature.